Segment Reporting (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	[1]
Segment Reporting [Abstract]
Number of reportable segments	1
CODM Description	The Company’s chief operating decision maker (“CODM”) is its chief executive officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO [Member]
Capital expenditures and equipment deposits | $	$ 13,398	$ 2,256
Number of operating segments	1

[1]	Recast